Select Bond Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

Corporate Bonds (24.5%)	Shares/ Par +	Value $ (000’s)
Basic Materials (0.9%)
Anglo American Capital PLC
3.875%, 3/16/29 144A	2,678,000	2,463
4.750%, 3/16/52 144A	2,265,000	1,923
BHP Billiton Finance USA, Ltd.
4.750%, 2/28/28	4,342,000	4,394
4.875%, 2/27/26	5,428,000	5,465
The Dow Chemical Co.
6.900%, 5/15/53	1,019,000	1,175
7.375%, 11/1/29	774,000	889
Freeport-McMoRan, Inc. 5.250%, 9/1/29	3,032,000	2,973
Glencore Finance Canada, Ltd.
5.300%, 10/25/42 144A	488,000	468
6.000%, 11/15/41 144A	397,000	400
6.900%, 11/15/37 144A	1,122,000	1,254
Glencore Funding LLC
2.625%, 9/23/31 144A	2,394,000	1,965
3.875%, 4/27/51 144A	612,000	468
Glencove Funding DAC / Glencove Funding LLC 4.875%, 3/12/29 144A	865,000	855
Rohm and Haas Co. 7.850%, 7/15/29	1,686,000	1,923

Total		26,615

Communications (1.2%)
AT&T, Inc.
1.700%, 3/25/26	4,858,000	4,469
3.500%, 6/1/41	1,043,000	823
3.650%, 9/15/59	1,022,000	730
3.800%, 12/1/57	2,938,000	2,181
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
3.500%, 6/1/41	561,000	385
3.500%, 3/1/42	3,542,000	2,393
Comcast Corp.
2.987%, 11/1/63	1,221,000	792
4.049%, 11/1/52	1,052,000	885
5.350%, 11/15/27	2,145,000	2,233
5.500%, 11/15/32	1,983,000	2,115
Discovery Communications LLC 4.000%, 9/15/55	1,141,000	757
T-Mobile USA, Inc.
1.500%, 2/15/26	730,000	667
2.250%, 2/15/26	2,279,000	2,120
2.550%, 2/15/31	1,631,000	1,383
2.875%, 2/15/31	444,000	383
3.500%, 4/15/31	292,000	263
4.950%, 3/15/28	2,165,000	2,186
5.050%, 7/15/33	2,707,000	2,720
5.650%, 1/15/53	2,328,000	2,384
Verizon Communications, Inc.
2.355%, 3/15/32	2,710,000	2,223
2.650%, 11/20/40	1,367,000	976
3.875%, 3/1/52	1,084,000	876

Corporate Bonds (24.5%)	Shares/ Par +	Value $ (000’s)
Communications continued
ViacomCBS, Inc. 4.950%, 5/19/50	1,315,000	984

Total		34,928

Consumer, Cyclical (1.8%)
Delta Air Lines, Inc./SkyMiles IP, Ltd. 4.750%, 10/20/28 144A	5,742,000	5,538
Ford Motor Co. 4.750%, 1/15/43	207,000	159
Ford Motor Credit Co. LLC
2.700%, 8/10/26	1,297,000	1,154
2.900%, 2/10/29	1,780,000	1,474
7.350%, 3/6/30	639,000	657
General Motors Co.
5.200%, 4/1/45	871,000	734
5.400%, 10/15/29	1,906,000	1,889
General Motors Financial Co., Inc. 3.100%, 1/12/32	1,050,000	855
Harley-Davidson Financial Services, Inc. 6.500%, 3/10/28 144A	3,257,000	3,292
The Home Depot, Inc.
2.375%, 3/15/51	1,559,000	981
3.125%, 12/15/49	1,890,000	1,397
3.300%, 4/15/40	402,000	334
3.625%, 4/15/52	970,000	781
Hyundai Capital America
0.800%, 1/8/24 144A	859,000	827
1.300%, 1/8/26 144A	2,058,000	1,848
5.500%, 3/30/26 144A	3,242,000	3,247
5.600%, 3/30/28 144A	2,174,000	2,178
Lowe’s Companies, Inc.
4.250%, 4/1/52	2,047,000	1,680
5.150%, 7/1/33	2,987,000	3,015
5.625%, 4/15/53	2,649,000	2,658
5.750%, 7/1/53	543,000	553
5.850%, 4/1/63	543,000	551
Magallanes, Inc.
5.050%, 3/15/42 144A	2,142,000	1,792
5.141%, 3/15/52 144A	3,811,000	3,088
5.391%, 3/15/62 144A	1,352,000	1,093
Mercedes-Benz Finance North America LLC 4.800%, 3/30/28 144A	2,638,000	2,646
Target Corp.
4.400%, 1/15/33	2,931,000	2,914
4.800%, 1/15/53	2,171,000	2,132

Total		49,467

Consumer, Non-cyclical (4.5%)
Abbott Laboratories
1.400%, 6/30/30	2,443,000	2,041
4.750%, 11/30/36	1,631,000	1,694
AbbVie, Inc.
4.050%, 11/21/39	1,153,000	1,030
4.250%, 11/21/49	6,591,000	5,816
4.300%, 5/14/36	706,000	664

Select Bond Portfolio

Corporate Bonds (24.5%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
4.450%, 5/14/46	718,000	650
4.550%, 3/15/35	1,627,000	1,591
Adani International Container Terminal Private, Ltd. 3.000%, 2/16/31 144A	843,630	635
Amgen, Inc.
4.200%, 3/1/33	223,000	214
5.150%, 3/2/28	3,256,000	3,324
5.250%, 3/2/25	5,418,000	5,478
5.250%, 3/2/33	2,709,000	2,783
5.650%, 3/2/53	3,964,000	4,125
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.700%, 2/1/36	6,018,000	5,993
4.900%, 2/1/46	1,560,000	1,525
Anheuser-Busch InBev Worldwide, Inc. 4.375%, 4/15/38	2,893,000	2,747
AstraZeneca Finance LLC
4.875%, 3/3/28	3,253,000	3,347
4.875%, 3/3/33	2,169,000	2,237
4.900%, 3/3/30	3,253,000	3,327
Bristol-Myers Squibb Co. 2.550%, 11/13/50	1,303,000	872
Bunge, Ltd. Finance Corp. 1.630%, 8/17/25	1,120,000	1,036
Centene Corp. 3.000%, 10/15/30	1,171,000	986
Cigna Corp.
4.900%, 12/15/48	1,083,000	1,019
5.400%, 3/15/33	3,799,000	3,944
CVS Health Corp.
3.000%, 8/15/26	1,051,000	1,003
4.875%, 7/20/35	319,000	311
DH Europe Finance II SARL 2.200%, 11/15/24	2,670,000	2,563
Eli Lilly & Co.
4.700%, 2/27/33	2,171,000	2,226
4.875%, 2/27/53	1,628,000	1,683
4.950%, 2/27/63	760,000	782
Gilead Sciences, Inc.
1.650%, 10/1/30	976,000	803
2.600%, 10/1/40	1,689,000	1,245
2.800%, 10/1/50	2,680,000	1,850
4.000%, 9/1/36	869,000	804
GSK Consumer Healthcare Co. 3.375%, 3/24/29	982,000	906
HCA, Inc. 4.625%, 3/15/52 144A	4,435,000	3,682
Kenvue, Inc.
4.900%, 3/22/33 144A	4,342,000	4,486
5.050%, 3/22/28 144A	2,171,000	2,244
5.050%, 3/22/53 144A	1,357,000	1,399
5.200%, 3/22/63 144A	543,000	563
Nestle Holdings, Inc.
4.950%, 3/14/30 144A	1,018,000	1,057
5.000%, 3/14/28 144A	2,719,000	2,827
PepsiCo, Inc.
4.450%, 5/15/28	543,000	554
4.650%, 2/15/53	1,625,000	1,666

Corporate Bonds (24.5%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
Philip Morris International, Inc.
4.875%, 2/13/26	1,760,000	1,773
4.875%, 2/15/28	4,705,000	4,749
5.000%, 11/17/25	2,304,000	2,322
5.125%, 11/17/27	3,456,000	3,537
5.125%, 2/15/30	1,179,000	1,194
5.375%, 2/15/33	2,352,000	2,403
5.750%, 11/17/32	553,000	580
Quanta Services, Inc. 0.950%, 10/1/24	1,939,000	1,808
Roche Holdings, Inc.
2.076%, 12/13/31 144A	6,742,000	5,691
2.607%, 12/13/51 144A	1,487,000	1,039
Shire Acquisitions Investments Ireland DAC 2.875%, 9/23/23	800,000	790
Takeda Pharmaceutical Co., Ltd. 4.400%, 11/26/23	620,000	618
UnitedHealth Group, Inc.
3.050%, 5/15/41	511,000	403
3.250%, 5/15/51	1,611,000	1,210
4.000%, 5/15/29	2,061,000	2,015
4.500%, 4/15/33	1,682,000	1,672
5.050%, 4/15/53	1,681,000	1,699
5.200%, 4/15/63	1,121,000	1,135
5.875%, 2/15/53	2,593,000	2,915

Total		127,285

Energy (1.5%)
Aker BP ASA
3.100%, 7/15/31 144A	2,913,000	2,464
3.750%, 1/15/30 144A	326,000	294
4.000%, 1/15/31 144A	1,246,000	1,131
BP Capital Markets America, Inc. 4.812%, 2/13/33	5,954,000	6,046
Energy Transfer LP
4.400%, 3/15/27	481,000	467
4.950%, 5/15/28	3,594,000	3,542
5.300%, 4/15/47	2,810,000	2,462
5.750%, 2/15/33	3,952,000	4,048
6.125%, 12/15/45	869,000	840
Exxon Mobil Corp.
3.452%, 4/15/51	2,731,000	2,175
4.327%, 3/19/50	3,594,000	3,318
Galaxy Pipeline Assets Bidco, Ltd.
1.750%, 9/30/27 144A	1,918,733	1,785
2.160%, 3/31/34 144A	2,131,701	1,833
2.625%, 3/31/36 144A	1,480,000	1,215
2.940%, 9/30/40 144A	909,006	735
MPLX LP
4.950%, 3/14/52	1,465,000	1,273
5.000%, 3/1/33	3,266,000	3,196
5.650%, 3/1/53	544,000	523
Petroleos Mexicanos 2.460%, 12/15/25	1,925,700	1,858
Sunoco Logistics Partners Operations LP 5.400%, 10/1/47	825,000	733
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.875%, 2/1/31	2,289,000	2,142

Select Bond Portfolio

Corporate Bonds (24.5%)	Shares/ Par +	Value $ (000’s)
Energy continued
5.500%, 3/1/30	573,000	560

Total		42,640

Financial (8.6%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.150%, 10/29/23	11,020,000	10,684
Agree LP
2.000%, 6/15/28	2,035,000	1,724
2.600%, 6/15/33	463,000	365
4.800%, 10/1/32	1,020,000	983
American Homes 4 Rent LP
3.625%, 4/15/32	1,873,000	1,622
4.300%, 4/15/52	839,000	660
American International Group, Inc. 5.125%, 3/27/33	2,499,000	2,484
American Tower Corp.
2.950%, 1/15/51	543,000	348
3.125%, 1/15/27	1,020,000	950
5.500%, 3/15/28	2,169,000	2,211
Antares Holdings LP 3.750%, 7/15/27 144A	2,439,000	2,062
Aon Corp. / Aon Global Holdings PLC 5.350%, 2/28/33	1,303,000	1,350
Athene Global Funding 2.646%, 10/4/31 144A	700,000	556
Bank of America Corp.
1.530%, (US SOFR plus 0.650%), 12/6/25	9,054,000	8,465
1.658%, (US SOFR plus 0.910%), 3/11/27	7,741,000	7,009
1.734%, (US SOFR plus 0.960%), 7/22/27	7,016,000	6,291
2.687%, (US SOFR plus 1.320%), 4/22/32	1,630,000	1,360
3.419%, (ICE LIBOR USD 3 Month plus 1.040%), 12/20/28	5,433,000	5,048
5.080%, (US SOFR plus 1.290%), 1/20/27	4,790,000	4,775
Barclays PLC
7.437%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 3.500%), 11/2/33	6,085,000	6,726
Blackstone Holdings Finance Co. LLC 6.200%, 4/22/33 144A	2,483,000	2,601
Brighthouse Financial, Inc. 3.850%, 12/22/51	963,000	622
Brixmor Operating Partnership LP 2.500%, 8/16/31	1,133,000	875
Citigroup, Inc. 6.270%, (US SOFR plus 2.338%), 11/17/33	3,708,000	4,010
Citizens Financial Group, Inc. 2.500%, 2/6/30	1,087,000	859
Cooperatieve Rabobank U.A.
5.564%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.400%), 2/28/29 144A	7,590,000	7,641
Credit Suisse Group AG
3.091%, (US SOFR plus 1.730%), 5/14/32 144A	777,000	625
4.194%, (US SOFR plus 3.730%), 4/1/31 144A	777,000	690
4.282%, 1/9/28 144A	1,712,000	1,543
6.442%, (US SOFR plus 3.700%), 8/11/28 144A	3,141,000	3,115

Corporate Bonds (24.5%)	Shares/ Par +	Value $ (000’s)
Financial continued
9.016%, (US SOFR plus 5.020%), 11/15/33 144A	1,018,000	1,206
Crown Castle International Corp.
1.050%, 7/15/26	2,919,000	2,572
2.900%, 3/15/27	1,568,000	1,455
2.900%, 4/1/41	1,084,000	773
5.000%, 1/11/28	4,337,000	4,371
Deutsche Bank AG 3.742%, (US SOFR plus 2.257%), 1/7/33	3,488,000	2,524
Enstar Group, Ltd. 3.100%, 9/1/31	321,000	247
Essex Portfolio LP
1.700%, 3/1/28	2,451,000	2,107
2.550%, 6/15/31	966,000	793
Federal Realty Investment Trust 3.950%, 1/15/24	1,295,000	1,279
GLP Capital LP / GLP Financing II, Inc. 5.300%, 1/15/29	944,000	901
The Goldman Sachs Group, Inc. 1.948%, (US SOFR plus 0.913%), 10/21/27	2,417,000	2,159
HSBC Holdings PLC
6.161%, (US SOFR plus 1.970%), 3/9/29	4,335,000	4,457
6.254%, (US SOFR plus 2.390%), 3/9/34	5,009,000	5,237
6.332%, (US SOFR plus 2.650%), 3/9/44	1,809,000	1,911
Invitation Homes Operating Partnership LP
2.000%, 8/15/31	323,000	248
4.150%, 4/15/32	1,864,000	1,671
JPMorgan Chase & Co.
1.040%, (US SOFR 3 Month plus 0.695%), 2/4/27	7,608,000	6,791
1.045%, (US SOFR plus 0.800%), 11/19/26	1,291,000	1,152
1.561%, (US SOFR plus 0.605%), 12/10/25	8,163,000	7,655
1.578%, (US SOFR plus 0.885%), 4/22/27	2,415,000	2,170
2.182%, (US SOFR plus 1.890%), 6/1/28	2,989,000	2,677
KeyBank NA 5.000%, 1/26/33	1,826,000	1,696
Kimco Realty Corp. 4.600%, 2/1/33	423,000	397
Liberty Mutual Group, Inc. 5.500%, 6/15/52 144A	945,000	899
Lloyds Banking Group PLC
5.871%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.700%), 3/6/29	5,497,000	5,542
M&T Bank Corp. 5.053%, (US SOFR plus 1.850%), 1/27/34	913,000	848
Manufacturers & Traders Trust Co. 4.700%, 1/27/28	777,000	728
Marsh & McLennan Cos., Inc.
5.450%, 3/15/53	814,000	838
6.250%, 11/1/52	535,000	602
Mid-America Apartments LP 4.300%, 10/15/23	960,000	957
Mitsubishi UFJ Financial Group, Inc.
5.422%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.380%), 2/22/29	2,225,000	2,246
5.441%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.630%), 2/22/34	2,438,000	2,463

Select Bond Portfolio

Corporate Bonds (24.5%)	Shares/ Par +	Value $ (000’s)
Financial continued
5.475%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.530%), 2/22/31	1,365,000	1,375
5.719%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.080%), 2/20/26	8,670,000	8,692
Mizuho Financial Group, Inc.
5.667%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.500%), 5/27/29	3,253,000	3,299
5.739%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.650%), 5/27/31	2,226,000	2,271
5.754%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.800%), 5/27/34	2,739,000	2,802
Morgan Stanley
0.790%, (US SOFR plus 0.525%), 5/30/25	6,288,000	5,952
0.864%, (US SOFR plus 0.745%), 10/21/25	538,000	499
0.985%, (US SOFR plus 0.720%), 12/10/26	4,963,000	4,423
1.512%, (US SOFR plus 0.858%), 7/20/27	3,796,000	3,373
5.123%, (US SOFR plus 1.730%), 2/1/29	2,713,000	2,735
6.342%, (US SOFR plus 2.560%), 10/18/33	3,703,000	4,044
National Australia Bank, Ltd. 6.429%, 1/12/33 144A	2,227,000	2,294
Realty Income Corp.
2.200%, 6/15/28	1,003,000	884
2.850%, 12/15/32	1,356,000	1,121
4.850%, 3/15/30	1,301,000	1,282
5.625%, 10/13/32	2,973,000	3,087
Regency Centers LP 2.950%, 9/15/29	2,565,000	2,220
Santander Holdings USA, Inc. 6.499%, (US SOFR plus 2.356%), 3/9/29	3,256,000	3,253
SBL Holdings LLC 5.000%, 2/18/31 144A	3,376,000	2,797
Stewart Information Services Corp. 3.600%, 11/15/31	469,000	369
Store Capital Corp.
2.700%, 12/1/31	651,000	469
2.750%, 11/18/30	1,657,000	1,221
4.500%, 3/15/28	2,504,000	2,243
4.625%, 3/15/29	1,195,000	1,060
Sumitomo Mitsui Financial Group, Inc.
5.520%, 1/13/28	4,356,000	4,429
5.710%, 1/13/30	4,333,000	4,474
Sun Communities Operating LP 4.200%, 4/15/32	1,873,000	1,674
Trust Fibra Uno 6.390%, 1/15/50 144A	797,000	599
UBS Group AG
5.959%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.200%), 1/12/34 144A	2,595,000	2,663
Wells Fargo & Co.
3.526%, (US SOFR plus 1.510%), 3/24/28	1,086,000	1,025
4.897%, (US SOFR plus 2.100%), 7/25/33	9,031,000	8,815

Total		245,270

Corporate Bonds (24.5%)	Shares/ Par +	Value $ (000’s)
Industrial (1.7%)
The Boeing Co.
2.196%, 2/4/26	3,691,000	3,425
3.250%, 2/1/35	1,195,000	976
3.750%, 2/1/50	2,132,000	1,613
5.930%, 5/1/60	1,648,000	1,646
Burlington Northern Santa Fe LLC 4.450%, 1/15/53	434,000	405
Canadian National Railway Co.
3.850%, 8/5/32	1,533,000	1,457
4.400%, 8/5/52	1,022,000	957
Canadian Pacific Railway Co.
1.350%, 12/2/24	2,417,000	2,277
1.750%, 12/2/26	467,000	423
Crowley Conro LLC 4.181%, 8/15/43	1,251,041	1,208
John Deere Capital Corp.
4.150%, 9/15/27	5,122,000	5,095
4.850%, 10/11/29	1,789,000	1,847
4.900%, 3/3/28	2,710,000	2,785
5.050%, 3/3/26	3,794,000	3,859
Norfolk Southern Corp. 4.450%, 3/1/33	1,642,000	1,597
Northrop Grumman Corp.
4.400%, 5/1/30	3,476,000	3,457
4.700%, 3/15/33	2,246,000	2,269
4.950%, 3/15/53	1,606,000	1,601
Raytheon Co.
5.150%, 2/27/33	3,360,000	3,497
5.375%, 2/27/53	2,240,000	2,358
Republic Services, Inc.
4.875%, 4/1/29	1,630,000	1,648
5.000%, 4/1/34	1,630,000	1,661
Union Pacific Corp.
2.375%, 5/20/31	1,034,000	892
2.800%, 2/14/32	1,403,000	1,232
3.375%, 2/14/42	1,167,000	961

Total		49,146

Technology (2.2%)
Apple, Inc.
2.375%, 2/8/41	791,000	592
2.400%, 8/20/50	123,000	82
2.650%, 5/11/50	1,498,000	1,056
2.650%, 2/8/51	666,000	467
3.250%, 8/8/29	792,000	758
3.950%, 8/8/52	1,526,000	1,367
4.100%, 8/8/62	774,000	690
Broadcom, Inc.
2.450%, 2/15/31 144A	1,701,000	1,393
3.150%, 11/15/25	1,275,000	1,220
3.419%, 4/15/33 144A	1,398,000	1,170
3.469%, 4/15/34 144A	1,091,000	896
4.926%, 5/15/37 144A	1,554,000	1,413
Fiserv, Inc.
5.450%, 3/2/28	3,252,000	3,321
5.600%, 3/2/33	2,168,000	2,249
Intel Corp.
2.800%, 8/12/41	2,544,000	1,845
5.625%, 2/10/43	623,000	638
5.700%, 2/10/53	1,081,000	1,103

Select Bond Portfolio

Corporate Bonds (24.5%)	Shares/ Par +	Value $ (000’s)
Technology continued
5.900%, 2/10/63	1,516,000	1,560
KLA-Tencor Corp.
3.300%, 3/1/50	890,000	680
4.950%, 7/15/52	905,000	897
Micron Technology, Inc.
3.477%, 11/1/51	531,000	346
5.875%, 2/9/33	1,725,000	1,744
Microsoft Corp.
2.525%, 6/1/50	1,191,000	843
2.921%, 3/17/52	1,083,000	823
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.500%, 5/11/31	1,084,000	896
3.250%, 5/11/41	1,066,000	777
4.400%, 6/1/27	1,178,000	1,164
Oracle Corp.
4.000%, 7/15/46	1,888,000	1,440
4.375%, 5/15/55	656,000	516
4.900%, 2/6/33	2,781,000	2,724
5.550%, 2/6/53	1,446,000	1,377
6.900%, 11/9/52	3,530,000	3,957
QUALCOMM, Inc. 6.000%, 5/20/53	2,450,000	2,784
Texas Instruments, Inc.
4.900%, 3/14/33	4,342,000	4,517
5.000%, 3/14/53	2,714,000	2,862
VMware, Inc.
0.600%, 8/15/23	4,761,000	4,671
1.000%, 8/15/24	3,380,000	3,190
1.400%, 8/15/26	3,163,000	2,798
4.700%, 5/15/30	1,954,000	1,897
Xilinx, Inc. 2.375%, 6/1/30	832,000	726

Total		63,449

Utilities (2.1%)
American Electric Power Co., Inc. 5.625%, 3/1/33	2,168,000	2,242
American Transmission Systems, Inc. 2.650%, 1/15/32 144A	676,000	569
Baltimore Gas & Electric Co. 2.250%, 6/15/31	1,451,000	1,224
CenterPoint Energy Houston Electric LLC
3.600%, 3/1/52	1,072,000	848
4.950%, 4/1/33	1,630,000	1,665
Commonwealth Edison Co. 5.300%, 2/1/53	436,000	455
Consolidated Edison Co. of New York, Inc. 5.200%, 3/1/33	3,039,000	3,134
Consumers Energy Co.
2.500%, 5/1/60	830,000	486
2.650%, 8/15/52	650,000	428
DTE Electric Co.
2.950%, 3/1/50	1,694,000	1,190
3.650%, 3/1/52	775,000	616
Duke Energy Carolinas LLC
2.550%, 4/15/31	987,000	847
2.850%, 3/15/32	1,803,000	1,567
3.550%, 3/15/52	1,312,000	1,021
5.350%, 1/15/53	2,175,000	2,262

Corporate Bonds (24.5%)	Shares/ Par +	Value $ (000’s)
Utilities continued
Duke Energy Corp.
2.550%, 6/15/31	1,063,000	889
3.500%, 6/15/51	300,000	219
Duke Energy Florida LLC 2.400%, 12/15/31	1,447,000	1,214
Duke Energy Progress LLC
2.500%, 8/15/50	1,464,000	917
5.250%, 3/15/33	1,519,000	1,578
Entergy Arkansas LLC
2.650%, 6/15/51	1,306,000	845
5.150%, 1/15/33	2,176,000	2,235
Eversource Energy 1.650%, 8/15/30	1,649,000	1,327
Exelon Corp.
5.300%, 3/15/33	2,174,000	2,212
5.600%, 3/15/53	1,303,000	1,327
Israel Electric Corp., Ltd. 3.750%, 2/22/32 144A §	960,000	837
Jersey Central Power & Light Co. 2.750%, 3/1/32 144A	1,594,000	1,333
Metropolitan Edison Co.
4.300%, 1/15/29 144A	1,706,000	1,635
5.200%, 4/1/28 144A	1,629,000	1,645
MidAmerican Energy Co. 2.700%, 8/1/52	1,258,000	852
Mississippi Power Co.
3.100%, 7/30/51	1,740,000	1,196
4.250%, 3/15/42	667,000	569
NSTAR Electric Co.
3.100%, 6/1/51	895,000	640
4.550%, 6/1/52	1,179,000	1,099
Pacific Gas & Electric Co.
2.100%, 8/1/27	776,000	677
3.950%, 12/1/47	3,311,000	2,354
4.200%, 6/1/41	843,000	665
4.500%, 7/1/40	499,000	410
4.750%, 2/15/44	488,000	392
4.950%, 7/1/50	4,638,000	3,821
PECO Energy Co. 2.850%, 9/15/51	1,750,000	1,195
Pennsylvania Electric Co.
3.250%, 3/15/28 144A	1,414,000	1,313
5.150%, 3/30/26 144A	1,086,000	1,091
Public Service Company of Oklahoma 3.150%, 8/15/51	982,000	678
Public Service Electric & Gas Co.
1.900%, 8/15/31	1,946,000	1,583
2.050%, 8/1/50	402,000	238
2.700%, 5/1/50	792,000	536
Public Service Enterprise Group, Inc. 1.600%, 8/15/30	794,000	635
Southern California Edison Co. 4.125%, 3/1/48	1,093,000	904
Virginia Electric & Power Co.
2.950%, 11/15/51	1,451,000	989
5.450%, 4/1/53	486,000	496

Select Bond Portfolio

Corporate Bonds (24.5%)	Shares/ Par +	Value $ (000’s)
Utilities continued
Wisconsin Electric Power Co. 4.750%, 9/30/32	1,456,000	1,464

Total		60,564

Total Corporate Bonds (Cost: $733,932)		699,364

Governments (26.5%)
Governments (26.5%)
Bermuda Government International Bond 5.000%, 7/15/32 144A	1,280,000	1,284
Export Finance & Insurance Corp. 4.625%, 10/26/27 144A	3,690,000	3,770
Federal Home Loan Mortgage Corp. 0.000%, 12/14/29 PO	4,007,000	3,069
Federal National Mortgage Association
0.000%, 11/15/30 PO	11,778,000	8,677
1.520%, 8/21/35	5,256,000	3,730
1.900%, 1/25/36	4,686,000	3,451
Panama Government International Bond 6.853%, 3/28/54	1,087,000	1,114
Province of Saskatchewan 3.250%, 6/8/27	1,479,000	1,436
Republic of Paraguay 5.400%, 3/30/50 144A	1,022,000	880
Republic of Peru
3.000%, 1/15/34	741,000	604
3.600%, 1/15/72	573,000	382
Republic of Poland Government International Bond
4.875%, 10/4/33	3,259,000	3,244
5.500%, 4/4/53	2,011,000	2,035
State of Israel 4.500%, 1/17/33	3,834,000	3,815
United Mexican States
3.500%, 2/12/34	4,534,000	3,844
3.750%, 4/19/71	2,264,000	1,502
3.771%, 5/24/61	1,626,000	1,097
4.350%, 1/15/47	641,000	506
4.400%, 2/12/52	2,133,000	1,664
4.500%, 4/22/29	1,232,000	1,203
4.600%, 2/10/48	576,000	469
US Treasury
0.375%, 11/30/25	10,368,000	9,458
0.375%, 7/31/27	33,304,000	28,932
0.750%, 5/31/26	20,757,000	18,881
1.125%, 5/15/40	54,471,000	36,247
1.125%, 8/15/40	48,786,000	32,246
1.125%, 8/31/28	5,436,000	4,773
1.375%, 11/15/40	95,000,000	65,435
1.375%, 10/31/28	14,736,000	13,074
1.500%, 8/15/26	55,774,000	51,767
1.500%, 11/30/28	7,360,000	6,565
1.625%, 5/15/26	14,511,000	13,586
1.750%, 8/15/41	96,652,000	69,982
1.750%, 12/31/26	5,491,000	5,113
1.875%, 2/15/41	4,376,000	3,273
1.875%, 11/15/51	6,155,000	4,191
1.875%, 2/28/29	14,314,000	13,004
2.000%, 8/15/51	20,260,000	14,251

Governments (26.5%)	Shares/ Par +	Value $ (000’s)
Governments continued
2.000%, 11/15/26	6,156,000	5,789
2.250%, 2/15/52	5,870,000	4,377
2.625%, 2/15/29	5,628,000	5,336
2.625%, 7/31/29	5,197,000	4,915
2.750%, 2/15/28	16,276,000	15,634
2.750%, 5/31/29	12,496,000	11,910
2.875%, 5/15/52	6,847,000	5,857
2.875%, 4/30/25	10,294,000	10,053
3.000%, 8/15/52	22,211,000	19,511
3.000%, 7/15/25	6,079,000	5,949
3.000%, 9/30/25	26,781,000	26,192
3.250%, 6/30/29	8,414,000	8,249
3.375%, 8/15/42	1,740,000	1,634
3.500%, 1/31/30	2,999,000	2,987
3.500%, 2/15/33	15,268,000	15,292
3.500%, 1/31/28	24,867,000	24,737
3.625%, 2/15/53	12,456,000	12,366
3.625%, 3/31/28	46,571,000	46,647
3.875%, 2/15/43	9,977,000	10,066
3.875%, 3/31/25	8,359,000	8,333
4.000%, 2/28/30	8,675,000	8,904
4.000%, 11/15/52	17,057,000	18,102
4.000%, 12/15/25	324,000	325
4.000%, 2/29/28	18,554,000	18,889
4.375%, 10/31/24	665,000	666
4.500%, 11/30/24	149,000	150
4.500%, 11/15/25	851,000	864
4.625%, 2/28/25	1,740,000	1,757
4.625%, 3/15/26	19,751,000	20,202
5.250%, 11/15/28	1,355,000	1,466

Total		755,713

Total Governments (Cost: $826,711)		755,713

Municipal Bonds (0.3%)
Municipal Bonds (0.3%)
County of Clark Department of Aviation 6.820%, 7/1/45 RB	1,780,000	2,206
North Texas Tollway Authority, Series 2009-B 6.718%, 1/1/49 RB	1,950,000	2,447
The Ohio State University 4.800%, 6/1/11 RB	1,070,000	984
Port Authority of New York & New Jersey 4.458%, 10/1/62 RB	3,110,000	2,905
The University of Texas System 2.439%, 8/15/49 RB	925,000	622

Total Municipal Bonds (Cost: $10,480)		9,164

Structured Products (50.0%)
Asset Backed Securities (11.6%)
Ally Auto Receivables Trust, Series 2022-3, Class A3 5.070%, 6/15/31	1,172,000	1,186
American Express Credit Account Master Trust, Series 2022-3, Class A 3.750%, 8/16/27	1,949,000	1,914

Select Bond Portfolio

Structured Products (50.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
American Express Credit Account Master Trust, Series 2022-4, Class A 4.950%, 10/15/27	2,691,000	2,717
AmeriCredit Automobile Receivables Trust, Series 2022-1, Class A3 2.450%, 11/18/26	906,000	876
AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A3 4.380%, 4/18/28	2,236,000	2,210
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A3 5.620%, 11/18/27	3,271,000	3,318
Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A 2.360%, 3/20/26 144A	2,229,000	2,113
Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class A 2.330%, 8/20/26 144A	1,707,000	1,603
Avis Budget Rental Car Funding AESOP LLC, Series 2021-2A, Class A 1.660%, 2/20/28 144A	4,820,000	4,238
Avis Budget Rental Car Funding AESOP LLC, Series 2022-4A, Class A 4.770%, 2/20/29 144A	1,155,000	1,135
Avis Budget Rental Car Funding AESOP LLC, Series 2023-1A, Class A 5.250%, 4/20/29 144A	4,827,000	4,837
Avis Budget Rental Car Funding AESOP LLC, Series 2023-2A, Class A 5.200%, 10/20/27 144A	2,709,000	2,703
Avis Budget Rental Car Funding AESOP LLC, Series 2023-4A, Class A 5.490%, 6/20/29 144A	5,707,000	5,702
BA Credit Card Trust, Series 2022-A1, Class A1 3.530%, 11/15/27	3,525,000	3,444
BMW Vehicle Lease Trust, Series 2023-1, Class A3 5.160%, 11/25/25	860,000	862
BMW Vehicle Lease Trust, Series 2023-1, Class A4 5.070%, 6/25/26	1,628,000	1,634
Capital One Multi-Asset Execution Trust, Series 2022-A2, Class A 3.490%, 5/15/27	3,199,000	3,124
Capital One Prime Auto Receivables Trust, Series 2023-1, Class A3 4.870%, 2/15/28	6,746,000	6,791
Capital One Prime Auto Receivables Trust, Series 2023-1, Class A4 4.760%, 8/15/28	2,249,000	2,262
Chase Auto Owner Trust, Series 2022-AA, Class A4 3.990%, 3/27/28 144A	1,504,000	1,479
College Avenue Student Loans LLC, Series 2017-A, Class A1
6.495%, (ICE LIBOR USD 1 Month plus 1.650%), 11/26/46 144A	756,311	751
College Avenue Student Loans LLC, Series 2018-A, Class A2 4.130%, 12/26/47 144A	660,855	622

Structured Products (50.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
College Avenue Student Loans LLC, Series 2019-A, Class A2 3.280%, 12/28/48 144A	1,306,394	1,194
College Avenue Student Loans LLC, Series 2021-A, Class A2 1.600%, 7/25/51 144A	1,596,864	1,395
Discover Card Execution Note Trust, Series 2022-A3, Class A3 3.560%, 7/15/27	3,738,000	3,652
Discover Card Execution Note Trust, Series 2022-A4, Class A 5.030%, 10/15/27	4,704,000	4,765
Enterprise Fleet Financing LLC, Series 2023-1, Class A2 5.510%, 1/22/29 144A	3,237,000	3,244
Enterprise Fleet Financing LLC, Series 2023-1, Class A3 5.420%, 10/22/29 144A	1,996,000	1,999
Ford Credit Auto Lease Trust, Series 2023-A, Class A3 4.940%, 3/15/26	3,456,000	3,446
Ford Credit Auto Lease Trust, Series 2023-A, Class A4 4.830%, 5/15/26	1,728,000	1,729
Ford Credit Auto Owner Trust, Series 2022-1, Class A 3.880%, 11/15/34 144A	7,377,000	7,143
Ford Credit Auto Owner Trust, Series 2022-A, Class A3 1.290%, 6/15/26	1,453,000	1,391
Ford Credit Auto Owner Trust, Series 2022-A, Class A4 3.370%, 7/15/25	1,023,000	1,003
Ford Credit Auto Owner Trust, Series 2022-C, Class A4 4.590%, 12/15/27	2,591,000	2,587
Ford Credit Auto Owner Trust, Series 2022-D, Class A4 5.300%, 3/15/28	1,060,000	1,082
Ford Credit Auto Owner Trust, Series 2023-1, Class A
4.850%, 8/15/35 144A	8,411,000	8,431
Ford Credit Auto Owner Trust, Series 2023-A, Class A3 4.650%, 2/15/28	7,545,000	7,550
GM Financial Automobile Leasing Trust, Series 2022-2, Class A3 3.420%, 6/20/25	1,228,000	1,206
GM Financial Automobile Leasing Trust, Series 2023-1, Class A3 5.160%, 4/20/26	1,725,000	1,734
GM Financial Automobile Leasing Trust, Series 2023-1, Class A4 5.160%, 1/20/27	2,426,000	2,431
GM Financial Consumer Automobile Receivables Trust, Series 2022-2, Class A3 3.100%, 2/16/27	6,253,000	6,055
GM Financial Consumer Automobile Receivables Trust, Series 2022-2, Class A4 3.250%, 4/17/28	3,335,000	3,228

Select Bond Portfolio

Structured Products (50.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
GM Financial Consumer Automobile Receivables Trust, Series 2022-4, Class A3 4.820%, 8/16/27	3,053,000	3,063
GM Financial Revolving Receivables Trust, Series 2022-1, Class A 5.910%, 10/11/35 144A	2,780,000	2,915
Hertz Vehicle Financing III LLC, Series 2021-2A, Class A 1.680%, 12/27/27 144A	2,671,000	2,366
Hertz Vehicle Financing III LLC, Series 2022-1A, Class A 1.990%, 6/25/26 144A	5,365,000	4,998
Hertz Vehicle Financing III LLC, Series 2023-2A, Class 2A 5.570%, 9/25/29 144A	5,397,000	5,477
Hertz Vehicle Financing LLC, Series 2022-4A, Class A 3.730%, 9/25/26 144A	2,594,000	2,502
Honda Auto Receivables Owner Trust, Series 2022-2, Class A4 3.760%, 12/18/28	1,437,000	1,404
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3 5.040%, 4/21/27	5,852,000	5,895
Honda Auto Receivables Owner Trust, Series 2023-1, Class A4 4.970%, 6/21/29	2,813,000	2,849
Hyundai Auto Lease Securitization Trust, Series 2022-C, Class A4 4.480%, 8/17/26 144A	3,093,000	3,057
Hyundai Auto Receivables Trust, Series 2021- C, Class A4 1.030%, 12/15/27	1,869,000	1,716
Hyundai Auto Receivables Trust, Series 2022- A, Class A3 2.220%, 10/15/26	3,507,000	3,371
Hyundai Auto Receivables Trust, Series 2022- A, Class A4 2.350%, 4/17/28	1,194,000	1,129
Hyundai Auto Receivables Trust, Series 2022- C, Class A4 5.520%, 10/16/28	2,452,000	2,518
Hyundai Auto Receivables Trust, Series 2023- A, Class A4 4.940%, 11/16/26 144A	1,418,000	1,415
Mercedes-Benz Auto Receivables Trust, Series 2022-1, Class A4 5.250%, 2/15/29	2,454,000	2,502
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A3 4.510%, 11/15/27	2,364,000	2,361
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A4 4.310%, 4/16/29	1,914,000	1,900
Navient Private Education Refi Loan Trust, Series 2014-AA, Class A3
6.284%, (ICE LIBOR USD 1 Month plus 1.600%), 10/15/31 144A	1,379,599	1,376
Navient Private Education Refi Loan Trust, Series 2018-C, Class A2 3.520%, 6/16/42 144A	94,960	93

Structured Products (50.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Navient Private Education Refi Loan Trust, Series 2018-DA, Class A2A 4.000%, 12/15/59 144A	1,921,865	1,852
Navient Private Education Refi Loan Trust, Series 2019-A, Class A2A 3.420%, 1/15/43 144A	1,662,251	1,592
Navient Private Education Refi Loan Trust, Series 2019-C, Class A2 3.130%, 2/15/68 144A	1,322,844	1,261
Navient Private Education Refi Loan Trust, Series 2019-D, Class A2A 3.010%, 12/15/59 144A	3,454,341	3,243
Navient Private Education Refi Loan Trust, Series 2020-BA, Class A2 2.120%, 1/15/69 144A	1,213,008	1,108
Navient Private Education Refi Loan Trust, Series 2020-GA, Class A 1.170%, 9/16/69 144A	2,260,229	2,021
Navient Private Education Refi Loan Trust, Series 2021-A, Class A 0.840%, 5/15/69 144A	597,559	522
Navient Private Education Refi Loan Trust, Series 2021-FA, Class A 1.110%, 2/18/70 144A	3,050,141	2,573
Navient Private Education Refi Loan Trust, Series 2022-A, Class A 2.230%, 7/15/70 144A	7,411,994	6,656
Navient Student Loan Trust, Series 2016-AA, Class A2B
6.834%, (ICE LIBOR USD 1 Month plus 2.150%), 12/15/45 144A	559,455	561
Navient Student Loan Trust, Series 2019-BA, Class A2A 3.390%, 12/15/59 144A	2,534,901	2,417
Navient Student Loan Trust, Series 2019-FA, Class A2 2.600%, 8/15/68 144A	2,034,956	1,882
Navient Student Loan Trust, Series 2020-EA, Class A 1.690%, 5/15/69 144A	118,227	106
Navient Student Loan Trust, Series 2020-HA, Class A 1.310%, 1/15/69 144A	1,156,738	1,061
Navient Student Loan Trust, Series 2020-IA, Class A1A 1.330%, 4/15/69 144A	4,462,271	3,924
Navient Student Loan Trust, Series 2021-3A, Class A1A 1.770%, 8/25/70 144A	3,270,153	2,867
Navient Student Loan Trust, Series 2021-BA, Class A 0.940%, 7/15/69 144A	895,821	782
Navient Student Loan Trust, Series 2021-CA, Class A 1.060%, 10/15/69 144A	3,479,187	3,037
Navient Student Loan Trust, Series 2021-EA, Class A 0.970%, 12/16/69 144A	4,952,204	4,204
Navient Student Loan Trust, Series 2021-GA, Class A 1.580%, 4/15/70 144A	774,273	676

Select Bond Portfolio

Structured Products (50.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Nelnet Student Loan Trust, Series 2004-3, Class A5
4.998%, (ICE LIBOR USD 3 Month plus 0.180%), 10/27/36	356,753	348
Nelnet Student Loan Trust, Series 2004-4, Class A5
4.978%, (ICE LIBOR USD 3 Month plus 0.160%), 1/25/37	2,422,456	2,385
Nelnet Student Loan Trust, Series 2005-1, Class A5
4.928%, (ICE LIBOR USD 3 Month plus 0.110%), 10/25/33	5,405,466	5,280
Nelnet Student Loan Trust, Series 2005-2, Class A5
5.047%, (ICE LIBOR USD 3 Month plus 0.100%), 3/23/37	5,169,891	5,046
Nelnet Student Loan Trust, Series 2005-3, Class A5
5.067%, (ICE LIBOR USD 3 Month plus 0.120%), 12/24/35	4,011,537	3,923
Nelnet Student Loan Trust, Series 2005-4, Class A4
5.127%, (ICE LIBOR USD 3 Month plus 0.180%), 3/22/32	707,838	687
Nissan Auto Receivables Owner Trust, Series 2022-B, Class A4 4.450%, 11/15/29	1,459,000	1,449
PenFed Auto Receivables Owner Trust, Series 2022-A, Class A3 3.960%, 4/15/26 144A	2,224,000	2,196
PenFed Auto Receivables Owner Trust, Series 2022-A, Class A4 4.180%, 12/15/28 144A	1,093,000	1,081
Santander Drive Auto Receivables Trust, Series 2022-2, Class A3 2.980%, 10/15/26	6,587,000	6,491
Santander Drive Auto Receivables Trust, Series 2022-3, Class A3 3.400%, 12/15/26	2,210,000	2,179
Santander Drive Auto Receivables Trust, Series 2022-4, Class A3 4.140%, 2/16/27	3,191,000	3,149
Santander Drive Auto Receivables Trust, Series 2022-5, Class A3 4.110%, 8/17/26	2,649,000	2,620
Santander Drive Auto Receivables Trust, Series 2022-6, Class A3 4.490%, 11/16/26	5,498,000	5,445
Santander Drive Auto Receivables Trust, Series 2022-7, Class A3 5.750%, 4/15/27	1,780,000	1,797
SMB Private Education Loan Trust, Series 2016-B, Class A2A 2.430%, 2/17/32 144A	578,304	557
SMB Private Education Loan Trust, Series 2016-B, Class A2B
6.134%, (ICE LIBOR USD 1 Month plus 1.450%), 2/17/32 144A	542,946	542

Structured Products (50.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
SMB Private Education Loan Trust, Series 2016-C, Class A2B
5.784%, (ICE LIBOR USD 1 Month plus 1.100%), 9/15/34 144A	584,212	580
SMB Private Education Loan Trust, Series 2018-C, Class A2A 3.630%, 11/15/35 144A	991,376	949
SMB Private Education Loan Trust, Series 2019-A, Class A2A 3.440%, 7/15/36 144A	4,107,510	3,925
SMB Private Education Loan Trust, Series 2020-BA, Class A1A 1.290%, 7/15/53 144A	1,696,066	1,519
SMB Private Education Loan Trust, Series 2020-PTA, Class A2A 1.600%, 9/15/54 144A	2,718,954	2,430
SMB Private Education Loan Trust, Series 2020-PTB, Class A2A 1.600%, 9/15/54 144A	7,296,831	6,533
SMB Private Education Loan Trust, Series 2021-A, Class APT1 1.070%, 1/15/53 144A	4,610,107	3,968
SMB Private Education Loan Trust, Series 2021-B, Class A 1.310%, 7/17/51 144A	1,636,034	1,456
SMB Private Education Loan Trust, Series 2021-D, Class A1A 1.340%, 3/17/53 144A	4,485,649	4,010
SMB Private Education Loan Trust, Series 2021-E, Class A1A 1.680%, 2/15/51 144A	3,216,953	2,924
SMB Private Education Loan Trust, Series 2022-D, Class A1B
6.358%, (US 30 Day Average SOFR plus 1.800%), 10/15/58 144A	2,529,622	2,539
SoFi Professional Loan Program LLC, Series 2017-D, Class A2FX 2.650%, 9/25/40 144A	57,397	55
SoFi Professional Loan Program LLC, Series 2017-E, Class A2B 2.720%, 11/26/40 144A	164,486	164
SoFi Professional Loan Program LLC, Series 2020-C, Class AFX 1.950%, 2/15/46 144A	311,972	284
SoFi Professional Loan Program LLC, Series 2021-A, Class AFX 1.030%, 8/17/43 144A	1,044,602	877
SoFi Professional Loan Program LLC, Series 2021-B, Class AFX 1.140%, 2/15/47 144A	2,399,497	2,005
Synchrony Card Funding LLC, Series 2022- A1, Class A 3.370%, 4/17/28	2,709,000	2,630
Synchrony Card Funding LLC, Series 2022- A2, Class A 3.860%, 7/17/28	1,669,000	1,638
T-Mobile U.S. Trust, Series 2022-1A, Class A 4.910%, 5/22/28 144A	4,064,000	4,082
Toyota Auto Loan Extended Note Trust, Series 2022-1A, Class A 3.820%, 4/25/35 144A	2,632,000	2,551

Select Bond Portfolio

Structured Products (50.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Toyota Auto Owner Trust, Series 2022-C, Class A4 3.770%, 2/15/28	2,406,000	2,346
Toyota Auto Receivables Owner Trust, Series 2022-B, Class A4 3.110%, 8/16/27	2,486,000	2,384
Toyota Auto Receivables Owner Trust, Series 2022-D, Class A4 5.430%, 4/17/28	1,337,000	1,369
Toyota Auto Receivables Owner Trust, Series 2023-A, Class A4 4.420%, 8/15/28	1,801,000	1,791
Triton Container Finance VIII LLC, Series 2020-1A, Class A 2.110%, 9/20/45 144A	622,913	546
Verizon Master Trust, Series 2022-2, Class A 1.530%, 7/20/28	2,007,000	1,893
Verizon Master Trust, Series 2022-4, Class A 3.400%, 11/20/28 Σ	4,341,000	4,235
Verizon Master Trust, Series 2022-6, Class A 3.670%, 1/22/29 Σ	3,908,000	3,807
Verizon Master Trust, Series 2023-1, Class A 5.240%, 1/22/29 Σ	4,180,000	4,171
World Omni Select Auto Trust, Series 2023-A, Class A2A 5.920%, 3/15/27	2,726,000	2,720

Total		331,594

Mortgage Securities (38.4%)
Angel Oak Mortgage Trust, Series 2020-2, Class A1A 2.531%, (AFC), 1/26/65 144A	867,347	797
Angel Oak Mortgage Trust, Series 2020-5, Class A1 1.373%, (AFC), 5/25/65 144A	277,029	250
Angel Oak Mortgage Trust, Series 2021-6, Class A1 1.458%, (AFC), 9/25/66 144A	1,674,509	1,327
BANK, Series 2022-BNK44, Class A5 5.746%, 11/15/55	2,422,000	2,532
BANK, Series 2023-5YR1, Class A3 6.260%, 3/15/56 Æ	3,504,000	3,609
Barclays Commercial Mortgage Securities LLC, Series 2018-C2, Class ASB 4.236%, 12/15/51	729,000	708
Barclays Commercial Mortgage Securities LLC, Series 2019-C3, Class A3 3.319%, 5/15/52	1,521,000	1,387
Benchmark Mortgage Trust, Series 2019-B13, Class A4 2.952%, 8/15/57	1,191,000	1,037
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1 2.879%, (AFC), 7/25/49 144A Σ	1,174,686	1,093
Bunker Hill Loan Depositary Trust, Series 2019-3, Class A1 2.724%, (AFC), 11/25/59 144A Σ	651,841	629

Structured Products (50.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
BX Commercial Mortgage Trust, Series 2021- VOLT, Class A
5.384%, (ICE LIBOR USD 1 Month plus 0.700%), 9/15/36 144A	6,842,000	6,578
BX Trust, Series 2021-XL2, Class A
5.373%, (ICE LIBOR USD 1 Month plus 0.689%), 10/15/38 144A	2,961,781	2,837
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class ASB 3.367%, 6/15/50	822,216	788
Citigroup Commercial Mortgage Trust, Series 2022-GC48, Class A5 4.580%, 6/15/55	969,000	939
Citigroup Mortgage Loan Trust, Series 2005-1, Class 3A1 6.500%, 4/25/35	81,709	80
COLT Mortgage Loan Trust, Series 2021-2, Class A1 0.924%, (AFC), 8/25/66 144A	2,198,481	1,750
COLT Mortgage Loan Trust, Series 2021-4, Class A1 1.397%, (AFC), 10/25/66 144A	2,391,687	1,886
COMM Mortgage Trust, Series 2013-CR10, Class A4 4.210%, (AFC), 8/10/46	49,974	50
COMM Mortgage Trust, Series 2013-CR11, Class A4 4.258%, 8/10/50	7,994,000	7,918
COMM Mortgage Trust, Series 2013-CR13, Class A4 4.194%, (AFC), 11/10/46	1,087,000	1,071
COMM Mortgage Trust, Series 2014-UBS4, Class A4 3.420%, 8/10/47	2,348,000	2,275
COMM Mortgage Trust, Series 2015-LC19, Class A3 2.922%, 2/10/48	5,104,199	4,889
COMM Mortgage Trust, Series 2015-LC23, Class A3 3.521%, 10/10/48	1,230,000	1,176
CSAIL Commercial Mortgage Trust, Series 2021-C20, Class A3 2.804%, 3/17/54	902,000	749
CSMC Commercial Mortgage Trust, Series 2019-C16, Class A2 3.066%, 6/15/52	1,203,000	1,069
EQUS Mortgage Trust, Series 2021-EQAZ, Class A
5.439%, (ICE LIBOR USD 1 Month plus 0.755%), 10/15/38 144A	2,683,946	2,583
Federal Home Loan Mortgage Corp.
2.000%, 6/1/40	6,882,257	5,950
2.000%, 7/1/40	7,077,976	6,119
2.000%, 8/1/40	7,319,367	6,283
2.000%, 11/1/40	9,110,618	7,876
2.000%, 1/1/41	1,580,257	1,362
2.000%, 2/1/41	1,711,988	1,480
2.000%, 4/1/41	1,737,747	1,502
2.000%, 7/1/41	2,554,392	2,208
2.000%, 11/1/41	3,176,008	2,730
2.000%, 12/1/41	7,804,467	6,664

Select Bond Portfolio

Structured Products (50.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
2.000%, 1/1/42	1,915,760	1,647
2.000%, 2/1/42	15,043,493	12,931
2.000%, 4/1/42	7,410,292	6,371
2.000%, 8/1/42	3,037,310	2,626
2.000%, 2/1/47	1,141,006	949
2.000%, 12/1/51	938,747	781
2.304%, (ICE LIBOR USD 12 Month plus 1.642%), 8/1/43	289,674	294
2.368%, (ICE LIBOR USD 12 Month plus 1.635%), 7/1/43	183,449	186
2.500%, 4/1/42	904,825	796
2.500%, 5/1/42	4,102,326	3,629
2.500%, 6/1/42	1,397,163	1,236
2.500%, 8/1/51	1,056,865	917
2.500%, 9/1/51	6,934,988	6,068
2.500%, 1/1/52	6,964,885	6,035
2.500%, 2/1/52	747,934	649
2.500%, 3/1/52	2,429,272	2,103
2.508%, (ICE LIBOR USD 12 Month plus 1.631%), 11/1/43	322,264	325
2.553%, (ICE LIBOR USD 12 Month plus 1.646%), 10/1/43	590,630	599
2.557%, (ICE LIBOR USD 12 Month plus 1.606%), 9/1/43	155,464	157
2.673%, (ICE LIBOR USD 12 Month plus 1.611%), 10/1/43	354,494	357
2.817%, (ICE LIBOR USD 12 Month plus 1.641%), 5/1/49	999,230	966
2.838%, (ICE LIBOR USD 12 Month plus 1.719%), 1/1/44	646,951	657
2.980%, (ICE LIBOR USD 12 Month plus 1.637%), 9/1/45	3,297,339	3,343
3.000%, 4/1/40	1,924,330	1,799
3.000%, 4/1/43	5,356,000	4,940
3.000%, 8/1/43	3,408,741	3,144
3.000%, 9/1/46	3,104,951	2,849
3.380%, (ICE LIBOR USD 12 Month plus 1.650%), 3/1/43	375,372	385
3.470%, (ICE LIBOR USD 12 Month plus 1.637%), 3/1/49	1,539,015	1,526
3.500%, 6/1/46	1,453,899	1,371
3.500%, 10/1/46	1,207,270	1,143
3.884%, (ICE LIBOR USD 12 Month plus 1.688%), 9/1/47	1,761,139	1,787
3.912%, (US 30 Day Average SOFR plus 2.130%), 7/1/52	1,442,826	1,394
3.986%, (US 30 Day Average SOFR plus 2.140%), 8/1/52	1,911,498	1,827
4.000%, 7/1/49	4,115,710	4,031
4.069%, (ICE LIBOR USD 12 Month plus 1.636%), 4/1/48	3,648,762	3,652
4.119%, (US 30 Day Average SOFR plus 2.380%), 9/1/52	989,911	962
4.301%, (US 30 Day Average SOFR plus 2.130%), 7/1/52	1,726,664	1,691
4.500%, 6/1/39	92,924	93
4.500%, 7/1/39	112,481	113
5.497%, (ICE LIBOR USD 12 Month plus 1.770%), 9/1/42	261,488	268
6.268%, (ICE LIBOR USD 12 Month plus 1.688%), 2/1/43	435,727	443

Structured Products (50.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series 1582, Class M 2.500%, 5/25/49	1,809,365	1,631
Federal Home Loan Mortgage Corp., Series 2012-264, Class 30 3.000%, 7/15/42	2,801,808	2,596
Federal Home Loan Mortgage Corp., Series 2012-272, Class F1
5.184%, (ICE LIBOR USD 1 Month plus 0.500%), 8/15/42	1,694,901	1,665
Federal Home Loan Mortgage Corp., Series 2012-280, Class F1
5.184%, (ICE LIBOR USD 1 Month plus 0.500%), 9/15/42	1,740,594	1,711
Federal Home Loan Mortgage Corp., Series 2439, Class LH 6.000%, 4/15/32	153,174	159
Federal Home Loan Mortgage Corp., Series 4205, Class PA 1.750%, 5/15/43	953,439	827
Federal Home Loan Mortgage Corp., Series 4240, Class FA
5.184%, (ICE LIBOR USD 1 Month plus 0.500%), 8/15/43	3,151,936	3,097
Federal Home Loan Mortgage Corp., Series 4742, Class PA 3.000%, 10/15/47	2,113,376	1,950
Federal Home Loan Mortgage Corp., Series 4793, Class FD
4.984%, (ICE LIBOR USD 1 Month plus 0.300%), 6/15/48	471,319	453
Federal Home Loan Mortgage Corp., Series 4826, Class KF
4.984%, (ICE LIBOR USD 1 Month plus 0.300%), 9/15/48	967,004	931
Federal Home Loan Mortgage Corp., Series 4880, Class DA 3.000%, 5/15/50	1,932,958	1,793
Federal Home Loan Mortgage Corp., Series 4993, Class KF
5.295%, (ICE LIBOR USD 1 Month plus 0.450%), 7/25/50	8,611,280	8,266
Federal Home Loan Mortgage Corp., Series 5004, Class FM
5.195%, (ICE LIBOR USD 1 Month plus 0.350%), 8/25/50	1,852,070	1,777
Federal Home Loan Mortgage Corp., Series 5091, Class AB 1.500%, 3/25/51	3,486,788	2,849
Federal Home Loan Mortgage Corp., Series 5119, Class AB 1.500%, 8/25/49	1,731,383	1,395
Federal Home Loan Mortgage Corp., Series 5119, Class QF
4.760%, (US 30 Day Average SOFR plus 0.200%), 6/25/51	2,579,934	2,462
Federal Home Loan Mortgage Corp., Series 5143, Class GA 2.000%, 6/25/49	1,290,204	1,081

Select Bond Portfolio

Structured Products (50.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series 5178, Class TP 2.500%, 4/25/49	2,886,880	2,534
Federal Home Loan Mortgage Corp., Series 5201, Class CA 2.500%, 7/25/48	2,610,992	2,364
Federal Home Loan Mortgage Corp., Series 5202, Class LA 2.500%, 5/25/49	2,623,117	2,314
Federal Home Loan Mortgage Corp., Series 5203, Class G 2.500%, 11/25/48	1,159,001	1,028
Federal Home Loan Mortgage Corp., Series 5217, Class CD 2.500%, 7/25/49	2,252,127	2,052
Federal Home Loan Mortgage Corp., Series 5300, Class C 2.000%, 9/25/47 Æ	3,743,000	3,415
Federal National Mortgage Association
1.000%, 2/1/42	5,259,000	4,547
1.500%, 10/1/41	9,046,269	7,422
1.500%, 11/1/41	24,911,224	20,439
1.500%, 7/1/51	9,896,709	7,782
1.615%, (US 30 Day Average SOFR plus 2.212%), 12/1/51	927,410	832
2.000%, 6/1/40	2,073,357	1,793
2.000%, 7/1/40	6,993,772	6,046
2.000%, 9/1/40	7,828,118	6,572
2.000%, 10/1/40	8,576,530	7,415
2.000%, 11/1/40	7,390,755	6,341
2.000%, 12/1/40	36,769,058	31,788
2.000%, 1/1/41	11,741,780	10,079
2.000%, 5/1/41	3,278,056	2,834
2.000%, 6/1/41	798,486	690
2.000%, 7/1/41	12,692,990	10,973
2.000%, 8/1/41	916,706	792
2.000%, 10/1/41	4,699,979	4,063
2.000%, 11/1/41	2,433,532	2,094
2.000%, 1/1/42	5,666,886	4,871
2.000%, 2/1/42	39,870,705	34,233
2.000%, 3/1/42	11,319,813	9,730
2.000%, 4/1/42	2,420,501	2,081
2.000%, 5/1/42	1,457,143	1,253
2.000%, 8/1/42	2,704,826	2,325
2.000%, 11/1/42	1,207,341	1,044
2.000%, 4/1/46	7,125,411	5,950
2.000%, 1/1/47	1,334,119	1,111
2.000%, 3/1/47	9,345,249	7,781
2.500%, 12/1/35	6,768,922	6,311
2.500%, 5/1/36	3,888,110	3,625
2.500%, 6/1/36	4,921,917	4,589
2.500%, 12/1/40	4,412,488	3,937
2.500%, 5/1/41	4,478,827	3,995
2.500%, 8/1/41	2,244,206	1,995
2.500%, 2/1/42	2,587,381	2,308
2.500%, 4/1/42	6,360,097	5,615
2.500%, 5/1/42	3,322,206	2,931
2.500%, 6/1/42	2,990,181	2,649
2.500%, 5/1/46	1,039,212	912
2.500%, 12/1/47	6,160,915	5,542

Structured Products (50.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
2.500%, 10/1/50	4,024,885	3,525
2.500%, 6/1/51	2,817,296	2,451
2.500%, 9/1/51	3,194,199	2,776
2.500%, 12/1/51	17,505,308	15,233
2.500%, 3/1/52	2,995,747	2,598
2.511%, (ICE LIBOR USD 12 Month plus 1.560%), 6/1/43	236,960	241
2.983%, (ICE LIBOR USD 12 Month plus 1.603%), 3/1/50	3,791,436	3,681
3.000%, 5/1/40	4,442,107	4,130
3.000%, 11/1/42	2,301,748	2,123
3.000%, 1/1/43	2,389,213	2,200
3.000%, 2/1/43	13,050,928	11,891
3.000%, 7/1/43	1,759,209	1,622
3.000%, 8/1/43	2,437,413	2,248
3.000%, 9/1/43	2,031,000	1,873
3.000%, 12/1/43	2,331,637	2,151
3.000%, 2/1/44	2,351,559	2,169
3.000%, 10/1/44	12,263,524	11,208
3.000%, 2/1/45	3,857,199	3,554
3.000%, 10/1/46	7,716,968	7,097
3.000%, 11/1/46	6,571,651	6,031
3.000%, 12/1/46	9,533,067	8,760
3.000%, 1/1/47	1,985,841	1,819
3.000%, 2/1/47	6,407,047	5,910
3.000%, 2/1/48	1,673,970	1,534
3.000%, 4/1/48	9,447,146	8,714
3.000%, 10/1/49	28,913,525	26,668
3.000%, 2/1/50	22,856,277	20,968
3.000%, 5/1/50	7,140,770	6,561
3.000%, 2/1/55	1,271,946	1,157
3.000%, 7/1/60	15,739,807	14,077
3.293%, (ICE LIBOR USD 12 Month plus 1.579%), 10/1/43	786,316	795
3.500%, 3/1/42	1,559,957	1,488
3.500%, 4/1/42	3,300,148	3,149
3.500%, 11/1/42	1,218,998	1,163
3.500%, 12/1/43	6,002,340	5,698
3.500%, 2/1/46	3,065,589	2,906
3.500%, 7/1/47	15,224,391	14,525
3.500%, 7/1/48	966,317	908
3.500%, 7/1/49	9,480,830	8,925
3.500%, 4/1/50	8,741,550	8,252
3.683%, (US 30 Day Average SOFR plus 2.370%), 8/1/52	2,130,591	2,048
3.739%, (ICE LIBOR USD 12 Month plus 1.579%), 6/1/45	810,740	816
3.965%, (US 30 Day Average SOFR plus 2.120%), 8/1/52	845,483	810
4.000%, 9/1/33	768,031	761
4.000%, 3/1/35	15,640,268	15,544
4.000%, 10/1/37	6,951,428	6,900
4.000%, 6/1/38	1,216,796	1,188
4.000%, 9/1/45	475,073	473
4.000%, 1/1/46	2,423,843	2,414
4.000%, 4/1/47	580,354	569
4.000%, 10/1/47	479,129	473
4.000%, 7/1/48	7,546,909	7,367
4.000%, 12/1/48	1,212,889	1,201
4.000%, 5/1/49	1,221,841	1,196

Select Bond Portfolio

Structured Products (50.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
4.029%, (ICE LIBOR USD 12 Month plus 1.583%), 1/1/46	2,111,476	2,125
4.148%, (US 30 Day Average SOFR plus 2.120%), 9/1/52	3,143,560	3,114
4.152%, (US 30 Day Average SOFR plus 2.133%), 10/1/52	7,007,971	6,930
4.168%, (US 30 Day Average SOFR plus 2.120%), 7/1/52	3,326,692	3,212
4.227%, (US 30 Day Average SOFR plus 2.370%), 9/1/52	962,691	942
4.249%, (US 30 Day Average SOFR plus 2.127%), 11/1/52	2,424,907	2,404
4.315%, (US 30 Day Average SOFR plus 2.125%), 8/1/52	3,778,701	3,718
4.354%, (US 30 Day Average SOFR plus 2.124%), 7/1/52	3,673,790	3,619
4.500%, 6/1/41	91,787	92
4.500%, 3/1/43	1,207,563	1,214
4.500%, 10/1/45	1,903,606	1,903
4.500%, 2/1/46	67,403	67
4.500%, 7/1/48	1,950,633	1,965
4.500%, 11/1/48	895,284	903
4.621%, (US 30 Day Average SOFR plus 2.127%), 8/1/52	4,228,302	4,200
4.645%, (US 30 Day Average SOFR plus 2.122%), 8/1/52	3,157,546	3,102
4.647%, (US 30 Day Average SOFR plus 2.130%), 8/1/52	3,331,457	3,312
5.500%, 9/1/52	2,810,293	2,929
6.130%, (ICE LIBOR USD 12 Month plus 1.641%), 1/1/43	172,755	176
6.500%, 11/1/52	1,298,735	1,384
6.500%, 12/1/52	862,401	924
6.500%, 2/1/53	613,577	658
6.976%, (ICE LIBOR USD 12 Month plus 1.567%), 3/1/43	87,180	88
7.000%, 2/1/53	2,498,797	2,609
Federal National Mortgage Association Stripped, Series 414, Class A35 3.500%, 10/25/42 PO	2,392,801	2,280
Federal National Mortgage Association, Series 2012-133, Class JF
5.195%, (ICE LIBOR USD 1 Month plus 0.350%), 12/25/42	1,446,800	1,412
Federal National Mortgage Association, Series 2012-151, Class NX 1.500%, 1/25/43	1,033,980	887
Federal National Mortgage Association, Series 2013-11, Class AP 1.500%, 1/25/43	3,500,635	3,134
Federal National Mortgage Association, Series 2013-15, Class FA
5.195%, (ICE LIBOR USD 1 Month plus 0.350%), 3/25/43	1,752,649	1,712
Federal National Mortgage Association, Series 2013-43, Class BP 1.750%, 5/25/43	1,194,042	1,037
Federal National Mortgage Association, Series 2014-25, Class EL 3.000%, 5/25/44	1,615,775	1,487

Structured Products (50.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series 2015-20, Class EF
5.195%, (ICE LIBOR USD 1 Month plus 0.350%), 4/25/45	4,047,854	3,945
Federal National Mortgage Association, Series 2015-26, Class GF
5.145%, (ICE LIBOR USD 1 Month plus 0.300%), 5/25/45	2,526,060	2,463
Federal National Mortgage Association, Series 2015-32, Class FA
5.145%, (ICE LIBOR USD 1 Month plus 0.300%), 5/25/45	1,513,208	1,470
Federal National Mortgage Association, Series 2015-48, Class FB
5.145%, (ICE LIBOR USD 1 Month plus 0.300%), 7/25/45	1,895,311	1,844
Federal National Mortgage Association, Series 2015-84, Class PA 1.700%, 8/25/33	4,038,257	3,678
Federal National Mortgage Association, Series 2016-48, Class MA 2.000%, 6/25/38	4,055,776	3,695
Federal National Mortgage Association, Series 2016-57, Class PC 1.750%, 6/25/46	8,049,157	6,829
Federal National Mortgage Association, Series 2017-13, Class PA 3.000%, 8/25/46	1,266,162	1,182
Federal National Mortgage Association, Series 2017-M7, Class A2 2.961%, (AFC), 2/25/27	916,114	869
Federal National Mortgage Association, Series 2018-14, Class KC 3.000%, 3/25/48	2,471,337	2,327
Federal National Mortgage Association, Series 2018-8, Class KL 2.500%, 3/25/47	1,356,777	1,208
Federal National Mortgage Association, Series 2018-85, Class EA 3.500%, 12/25/48	1,365,210	1,312
Federal National Mortgage Association, Series 2018-85, Class FE
5.145%, (ICE LIBOR USD 1 Month plus 0.300%), 12/25/48	4,096,819	3,982
Federal National Mortgage Association, Series 2019-15, Class FA
5.345%, (ICE LIBOR USD 1 Month plus 0.500%), 4/25/49	972,469	947
Federal National Mortgage Association, Series 2019-25, Class PA 3.000%, 5/25/48	2,672,102	2,472
Federal National Mortgage Association, Series 2019-43, Class FC
5.245%, (ICE LIBOR USD 1 Month plus 0.400%), 8/25/49	1,958,830	1,898
Federal National Mortgage Association, Series 2019-67, Class FB
5.295%, (ICE LIBOR USD 1 Month plus 0.450%), 11/25/49	961,216	934

Select Bond Portfolio

Structured Products (50.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series 2020-34, Class F
5.295%, (ICE LIBOR USD 1 Month plus 0.450%), 6/25/50	1,327,017	1,284
Federal National Mortgage Association, Series 2020-45, Class JL 3.000%, 7/25/40	3,044,830	2,793
Federal National Mortgage Association, Series 2020-48, Class AB 2.000%, 7/25/50	1,400,777	1,179
Federal National Mortgage Association, Series 2020-48, Class DA 2.000%, 7/25/50	4,278,523	3,640
Federal National Mortgage Association, Series 2021-27, Class EC 1.500%, 5/25/51	5,982,952	4,889
Federal National Mortgage Association, Series 2021-78, Class ND 1.500%, 11/25/51	3,515,197	2,943
Federal National Mortgage Association, Series 2021-78, Class PA 2.500%, 11/25/51	2,036,585	1,807
Federal National Mortgage Association, Series 2022-11, Class A 2.500%, 7/25/47	5,811,299	5,294
Federal National Mortgage Association, Series 2022-28, Class CA 2.000%, 1/25/48	2,151,862	1,923
FIVE Mortgage Trust, Series 2023-V1, Class A3 5.668%, 2/10/56	2,587,000	2,639
Government National Mortgage Association
3.000%, 6/20/43	2,324,169	2,135
3.000%, 8/20/43	768,689	706
3.000%, 10/20/46	385,607	351
3.000%, 12/20/46	2,053,083	1,868
3.000%, 1/20/47	662,812	603
3.000%, 3/20/47	1,537,848	1,399
3.000%, 4/20/47	2,090,089	1,902
3.000%, 7/20/47	750,499	683
3.000%, 8/20/47	916,469	835
3.000%, 9/20/47	489,300	445
3.000%, 11/15/47	7,072,957	6,610
3.000%, 11/20/47	1,561,794	1,421
3.000%, 12/20/47	150,368	137
3.000%, 1/20/48	892,180	812
3.000%, 2/20/48	709,627	646
3.000%, 3/20/48	230,437	210
3.000%, 10/20/50	6,098,223	5,570
3.500%, 1/20/48	1,268,943	1,205
4.000%, 6/20/47	8,795,983	8,587
4.000%, 3/20/48	353,964	342
4.000%, 4/20/48	1,202,163	1,163
4.500%, 8/15/47	210,995	213
4.500%, 6/20/48	1,472,985	1,470
4.500%, 2/20/49	1,473,537	1,432
6.000%, 1/20/53	9,871,037	10,247
Government National Mortgage Association TBA 6.000%, 5/18/53	13,600,000	13,841

Structured Products (50.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Government National Mortgage Association, Series 2012-141, Class WA 4.521%, 11/16/41	427,132	423
Government National Mortgage Association, Series 2016-120, Class FA
5.161%, (ICE LIBOR USD 1 Month plus 0.400%), 9/20/46	918,883	897
Government National Mortgage Association, Series 2017-167, Class BQ 2.500%, 8/20/44	1,301,802	1,200
Government National Mortgage Association, Series 2021-23, Class MG 1.500%, 2/20/51	4,109,234	3,426
Government National Mortgage Association, Series 2021-27, Class BD 5.000%, 2/20/51	1,599,117	1,628
Government National Mortgage Association, Series 2021-27, Class CW 5.001%, 2/20/51	2,354,256	2,365
Government National Mortgage Association, Series 2021-27, Class NT 5.000%, 2/20/51	1,830,758	1,811
Government National Mortgage Association, Series 2021-27, Class Q 5.000%, 2/20/51	1,604,165	1,590
Government National Mortgage Association, Series 2021-8, Class CY 5.000%, 1/20/51	1,639,636	1,649
Government National Mortgage Association, Series 2022-107, Class C 2.500%, 6/20/51	7,625,274	6,570
Government National Mortgage Association, Series 2022-197, Class LF
5.259%, (US 30 Day Average SOFR plus 0.700%), 11/20/52	6,744,452	6,741
Government National Mortgage Association, Series 2022-205, Class A 2.000%, 9/20/51	2,773,915	2,284
Government National Mortgage Association, Series 2022-31, Class GH 2.500%, 12/20/49	5,063,417	4,578
Government National Mortgage Association, Series 2022-50, Class DC 2.500%, 8/20/51	2,313,490	2,013
Government National Mortgage Association, Series 2022-84, Class A 2.500%, 1/20/52	14,318,967	12,413
GS Mortgage Securities Trust, Series 2013- GC14, Class A5 4.243%, 8/10/46	1,372,000	1,364
GS Mortgage Securities Trust, Series 2014- GC18, Class A4 4.074%, 1/10/47	3,116,000	3,060
GS Mortgage Securities Trust, Series 2015- GC32, Class A3 3.498%, 7/10/48	1,189,118	1,136
GS Mortgage Securities Trust, Series 2020- GC47, Class A5 2.377%, 5/12/53	1,131,000	936

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Structured Products (50.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
GS Mortgage Securities Trust, Series 2020- GSA2, Class A4 1.721%, 12/12/53	3,499,000	2,786
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust, Series 2010-1, Class A1 5.314%, 1/25/51 144A	1,738,800	1,701
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4 4.166%, 12/15/46	2,999,000	2,964
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A3 3.392%, 12/15/49	674,000	632
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A5 3.664%, 7/15/45	1,320,057	1,314
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A4 4.198%, 1/15/47	695,000	684
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A4 3.669%, 9/15/47	887,726	861
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A3 2.912%, 10/15/48	3,768,816	3,592
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A5 3.821%, 7/15/48	1,895,000	1,811
MASTR Asset Securitization Trust, Series 2003-12, Class 1A1 5.250%, 12/25/24	27,273	27
MED Trust, Series 2021-MDLN, Class A
5.635%, (ICE LIBOR USD 1 Month plus 0.950%), 11/15/38 144A	4,320,165	4,158
MFRA Trust, Series 2021-NQM2, Class A1 1.029%, (AFC), 11/25/64 144A	972,128	795
Morgan Stanley Capital I Trust, Series 2019- L2, Class A3 3.806%, 3/15/52	1,651,000	1,532
Morgan Stanley Capital I Trust, Series 2020- HR8, Class A3 1.790%, 7/15/53	1,911,000	1,525
New Residential Mortgage Loan Trust, Series 2019-NQM4, Class A1 2.492%, (AFC), 9/25/59 144A	429,837	393
NewRez Warehouse Securitization Trust, Series 2021-1, Class A
5.595%, (ICE LIBOR USD 1 Month plus 0.750%), 5/25/55 144A	5,571,800	5,511
Residential Funding Mortgage Securities I, Series 2003-S18, Class A1 4.500%, 10/25/25	2,120	1
Starvest Emerging Markets CBO I, Series 2020-INV1, Class A1 1.027%, (AFC), 11/25/55 144A	647,784	569
Starwood Mortgage Residential Trust, Series 2020-1, Class A1 2.275%, (AFC), 2/25/50 144A	157,571	149
Starwood Mortgage Residential Trust, Series 2020-3, Class A1 1.486%, (AFC), 4/25/65 144A	690,985	647

Structured Products (50.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Starwood Mortgage Residential Trust, Series 2021-1, Class A1 1.219%, (AFC), 5/25/65 144A	848,750	730
Starwood Mortgage Residential Trust, Series 2021-4, Class A1 1.162%, (AFC), 8/25/56 144A	2,236,675	1,847
Uniform Mortgage Backed Security TBA
2.000%, 4/13/53	5,100,000	4,216
5.500%, 4/13/53	4,100,000	4,141
6.000%, 4/13/53	2,100,000	2,143
6.000%, 5/11/53	19,600,000	19,993
6.500%, 4/13/53	6,300,000	6,496
Verus Securitization Trust, Series 2019-4, Class A1 2.642%, (AFC), 11/25/59 144A Σ	709,026	674
Verus Securitization Trust, Series 2019-INV2, Class A1 2.913%, (AFC), 7/25/59 144A	373,714	361
Verus Securitization Trust, Series 2019-INV3, Class A1 2.692%, (AFC), 11/25/59 144A	321,121	305
Verus Securitization Trust, Series 2020-1, Class A1 2.417%, (AFC), 1/25/60 144A Σ	157,719	149
Verus Securitization Trust, Series 2020-2, Class A1 2.226%, (AFC), 5/25/60 144A	535,667	515
Verus Securitization Trust, Series 2020-5, Class A1 1.218%, (AFC), 5/25/65 144A Σ	312,585	284
Verus Securitization Trust, Series 2021-1, Class A1 0.815%, (AFC), 1/25/66 144A	1,103,937	923
Verus Securitization Trust, Series 2021-2, Class A1 1.031%, (AFC), 2/25/66 144A	2,072,785	1,758
Verus Securitization Trust, Series 2021-3, Class A1 1.046%, (AFC), 6/25/66 144A	1,567,494	1,306
Verus Securitization Trust, Series 2021-4, Class A1 0.938%, (AFC), 7/25/66 144A	1,947,518	1,558
Verus Securitization Trust, Series 2021-5, Class A1 1.013%, (AFC), 9/25/66 144A	6,335,409	5,122
Verus Securitization Trust, Series 2021-7, Class A1 1.829%, (AFC), 10/25/66 144A	3,010,179	2,550
Verus Securitization Trust, Series 2021-8, Class A1 1.824%, (AFC), 11/25/66 144A	2,156,374	1,833
Verus Securitization Trust, Series 2021-R1, Class A1 0.820%, (AFC), 10/25/63 144A	945,328	848
Verus Securitization Trust, Series 2021-R3, Class A1 1.020%, (AFC), 5/25/64 144A	978,764	869

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Structured Products (50.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Visio Trust, Series 2020-1R, Class A1 1.312%, 11/25/55 144A	698,269	630

Total		1,094,205

Total Structured Products (Cost: $1,474,248)		1,425,799

Total Investments (101.3%) (Cost: $3,045,371)@		2,890,040

Other Assets, Less Liabilities (-1.3%)		(37,380)

Net Assets (100.0%)		2,852,660

Securities Sold Short

Description	Coupon	Maturity Date	Principal Amount (000’s)	Proceeds (000’s)	Value (000’s)
Uniform Mortgage Backed Security TBA	3.500%	4/13/53	$(9,600)	$(8,301)	$(8,920)
			$(9,600)	$(8,301)	$(8,920)

+	All par is stated in U.S. Dollar unless otherwise noted.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023 the value of these securities (in thousands) was $333,766 representing 11.7% of the net assets.

§

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. At March 31, 2023, the aggregate value of these securities was $837 (in thousands), representing 0.0% of net assets.

S	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
Æ	Security valued using significant unobservable inputs.
@

At March 31, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $3,037,070 and the net unrealized depreciation of investments based on that cost was $155,950 which is comprised of $21,281 aggregate gross unrealized appreciation and $177,231 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

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The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2023.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Municipal Bonds	$—	$9,164	$—
Corporate Bonds	—	699,364	—
Governments	—	755,713	—
Structured Products
Mortgage Securities	—	1,087,181	7,024
All Others	—	331,594	—
Total Assets:	$—	$2,883,016	$7,024
Liabilities:
Other Financial Instruments^
Securities Sold Short	—	(8,920)	—
Total Liabilities:	$—	$(8,920)	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended March 31, 2023.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
SAR	SAR
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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